Consolidated Statements of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net earnings		$ 6,106	$ 8,233	$ 10,937
Non-cash items
Depletion, depreciation and amortization		6,681	6,413	7,353
Share-based compensation		279	491	804
Asset retirement obligation accretion		389	366	281
Unrealized risk management loss (gain)		9	12	(28)
Unrealized foreign exchange loss (gain)		888	(260)	852
Gain from investments		(50)	(34)	(182)
Deferred income tax expense (recovery)		422	53	(139)
Realized foreign exchange loss (gain)	[1]	135	0	(62)
Proceeds on settlement of cross currency swap		0	0	89
Abandonment expenditures		(646)	(509)	(449)
Other		(84)	5	(144)
Net change in non-cash working capital		(743)	(2,417)	79
Cash flows from operating activities		13,386	12,353	19,391
Financing activities
Issuance (repayment) of bank credit facilities and commercial paper, net		5,466	0	(1,156)
Issuance of other long-term debt		2,639	0	0
Repayment of other long-term debt		(1,008)	(416)	(2,854)
Proceeds on settlement of cross currency swaps		0	0	69
Payment of lease liabilities		(325)	(285)	(232)
Issue of common shares on exercise of stock options		280	372	442
Dividends on common shares		(4,429)	(3,891)	(4,926)
Purchase of common shares under Normal Course Issuer Bid		(2,660)	(3,318)	(5,571)
Cash flows used in financing activities		(37)	(7,538)	(14,228)
Investing activities
Net expenditures on exploration and evaluation assets		(92)	(44)	(33)
Net expenditures on property, plant and equipment		(5,291)	(4,865)	(5,103)
Acquisition of Chevron's assets		(9,163)	0	0
Net proceeds from investments		575	0	0
Net change in non-cash working capital		(124)	51	149
Cash flows used in investing activities		(14,095)	(4,858)	(4,987)
(Decrease) increase in cash and cash equivalents		(746)	(43)	176
Cash and cash equivalents – beginning of year		877	920	744
Cash and cash equivalents – end of year		131	877	920
Interest paid on long-term debt		586	602	613
Income taxes paid, net		$ 1,144	$ 3,317	$ 3,057

[1]	Consists of the realized foreign exchange loss on repayment of US dollar debt securities in 2024 and 2022, and the realized foreign exchange gain on settlement of cross currency swaps in 2022.